Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies

Note 15—Commitments and Contingencies

Reinsurance:    Insurance affiliates of Torchmark reinsure that portion of insurance risk which is in excess of their retention limits. Retention limits for ordinary life insurance range up to $2.0 million per life. Life insurance ceded represented .5% of total life insurance in force at December 31, 2011. Insurance ceded on life and accident and health products represented .3% of premium income for 2011. Torchmark would be liable for the reinsured risks ceded to other companies to the extent that such reinsuring companies are unable to meet their obligations.

Insurance affiliates also assume insurance risks of other companies. Life reinsurance assumed represented 3.0% of life insurance in force at December 31, 2011 and reinsurance assumed on life and accident and health products represented 1.2% of premium income for 2011.

Leases:    Torchmark leases office space and office equipment under a variety of operating lease arrangements. Rental expense for operating leases was $4.8 million in 2011, $4.9 million in 2010, and $4.9 million in 2009. Future minimum rental commitments required under operating leases having remaining noncancelable lease terms in excess of one year at December 31, 2011 were as follows: 2012, $2.7 million; 2013, $2.4 million; 2014, $2.0 million; 2015, $2.0 million; 2016, $1.4 million and in the aggregate, $13.2 million.

Low-Income Housing Tax Credit Interests:    As described in Note 1, Torchmark has $293 million invested in entities which provide certain tax benefits. As of December 31, 2011, Torchmark remained obligated under these commitments for $109 million, of which $85 million is due in 2012, $21 million in 2013, $2 million in 2014, and $1 million thereafter.

Concentrations of Credit Risk:    Torchmark maintains a diversified investment portfolio with limited concentration in any given issuer. At December 31, 2011, the investment portfolio, at fair value, consisted of the following:

Investment-grade corporate securities	80%
Securities of state and municipal governments	11
Below-investment-grade securities	5
Policy loans, which are secured by the underlying insurance policy values	3
Other fixed maturities, equity securities, mortgages, real estate, other long-term investments, and short-term investments	1

100%

As of December 31, 2011, securities of state and municipal governments represented 11% of invested assets at fair value. Such investments are made throughout the U.S. At year-end 2011, 5% or more of the state and municipal bond portfolio at fair value was invested in securities issued within the following states: Texas (34%), Ohio (8%), Washington (7%), and Alabama (5%). Otherwise, there was no significant concentration within any given state.

Corporate debt and equity investments are made in a wide range of industries. Below are the ten largest industry concentrations held in the corporate portfolio at December 31, 2011, based on fair value:

Insurance	18%
Electric utilities and services	17%
Banks	12%
Oil and gas extraction	6%
Pipelines	6%
Mining	4%
Transportation	3%
Chemicals	3%
Telecommunications	3%
Diversified financial services	2%

At year-end 2011, 5% of invested assets at fair value was represented by fixed maturities rated below investment grade (BB or lower as determined by the weighted average of available ratings from rating services). Par value of these investments was $787 million, amortized cost was $701 million, and fair value was $579 million. While these investments could be subject to additional credit risk, such risk should generally be reflected in their fair value.

Collateral Requirements:    Torchmark requires collateral for investments in instruments where collateral is available and is typically required because of the nature of the investment. Torchmark’s mortgages are secured by the underlying real estate.

Guarantees:    At December 31, 2011, Torchmark had in place four guarantee agreements, all of which were either parent company guarantees of subsidiary obligations to a third party, or parent company guarantees of obligations between wholly-owned subsidiaries. As of December 31, 2011, Torchmark had no liability with respect to these guarantees.

Trust Preferred Securities:    Torchmark entered into a performance guarantee for the obligations of the Torchmark Capital Trust III when the trust preferred securities were issued by that trust. It guarantees payment of distributions and the redemption price of the securities until the securities are redeemed in full, or all obligations have been satisfied should Trust III default on an obligation. The total redemption price of the trust preferred securities is $120 million.

Letters of Credit:    Torchmark has guaranteed letters of credit in connection with its credit facility with a group of banks. The letters of credit were issued by TMK Re, Ltd., a wholly-owned subsidiary, to secure TMK Re, Ltd.’s obligation for claims on certain policies reinsured by TMK Re, Ltd. that were sold by other Torchmark insurance companies. These letters of credit facilitate TMK Re, Ltd.’s ability to reinsure the business of Torchmark’s insurance carriers. The agreement expires in 2015. The maximum amount of letters of credit available is $250 million. Torchmark (parent company) would be liable to the extent that TMK Re, Ltd. does not pay the reinsured party. At December 31, 2011, $198 million of letters of credit were outstanding.

Equipment leases:    Torchmark has guaranteed performance of a subsidiary as lessee under two leasing arrangements for aviation equipment. One of the leases commenced in 2003 for a lease term of approximately 10 years and the other was entered into in 2009 also for 10 years. Torchmark has certain renewal and early termination options under the first lease. At December 31, 2011, total remaining undiscounted payments under the leases were approximately $8 million. Torchmark (parent company) would be responsible for any subsidiary obligation in the event the subsidiary did not make payments or otherwise perform under the terms of the lease.

Litigation:     Torchmark and its subsidiaries, in common with the insurance industry in general, are subject to litigation, including claims involving tax matters, alleged breaches of contract, torts, including bad faith and fraud claims based on alleged wrongful or fraudulent acts of agents of Torchmark’s subsidiaries, employment discrimination, and miscellaneous other causes of action. Based upon information presently available, and in light of legal and other factual defenses available to Torchmark and its subsidiaries, management does not believe that such litigation will have a material adverse effect on Torchmark’s financial condition, future operating results or liquidity; however, assessing the eventual outcome of litigation necessarily involves forward-looking speculation as to judgments to be made by judges, juries and appellate courts in the future. This bespeaks caution, particularly in states with reputations for high punitive damage verdicts such as Alabama and Mississippi. Torchmark’s management recognizes that large punitive damage awards bearing little or no relation to actual damages continue to be awarded by juries in jurisdictions in which Torchmark and its subsidiaries have substantial business, particularly Alabama and Mississippi, creating the potential for unpredictable material adverse judgments in any given punitive damage suit.

As previously disclosed in filings with the Securities and Exchange Commission (SEC), United American was named as a defendant in purported class action litigation originally filed on September 16, 2004, in the Circuit Court of Saline County, Arkansas on behalf of the Arkansas purchasers of association group health insurance policies or certificates issued by United American through Heartland Alliance of America Association and Farm & Ranch Healthcare, Inc. (Smith and Ivie v. Collingsworth, et al., CV2004-742-2). The plaintiffs asserted claims for fraudulent concealment, breach of contract, common law liability for non-disclosure, breach of fiduciary duties, civil conspiracy, unjust enrichment, violation of the Arkansas Deceptive Trade Practices Act, and violation of Arkansas law and the rules and regulations of the Arkansas Insurance Department. Declaratory, injunctive and equitable relief, as well as actual and punitive damages were sought by the plaintiffs. On September 7, 2005, the plaintiffs amended their complaint to assert a nation-wide class, defined as all United American insureds who simultaneously purchased both an individual Hospital and Surgical Expense health insurance policy (Form HSXC) and an individual supplemental term life insurance policy (Form RT85) from Farm & Ranch through Heartland. Defendants removed this litigation to the United States District Court for the Western District of Arkansas (No. 4:05-cv-1382) but that Court remanded the litigation back to the state court on plaintiffs’ motion. On July 22, 2008, the plaintiffs filed a second amended complaint, asserting a class defined as “all persons who, between January 1998 and the present, were residents of Arkansas, California, Georgia, Louisiana or Texas, and purchased through Farm & Ranch: (1) a health insurance policy issued by United American known as Flexguard Plan, CS-1 Common Sense Plan, GSP Good Sense Plan, SHXC Surgical & Hospital Expense Policy, HSXC 7500 Hospital/Surgical Plan, MMXC Hospital/Surgical Plan, SMXC Surgical/Medical Expense Plan and/or SSXC Surgical Safeguard Expense Plan, and (ii) a membership in Heartland.” Plaintiffs assert claims for breach of contract, violation of Arkansas Deceptive Trade Practices Act and/or applicable consumer protection laws in other states, unjust enrichment, and common law fraud. Plaintiffs seek actual, compensatory, statutory and punitive damages, equitable and declaratory relief. On September 8, 2009, the Saline County Circuit Court granted the plaintiff’s motion certifying the class. On October 7, 2009, United American filed its notice of appeal of the class certification and subsequently filed its appellate brief on April 8, 2010. On December 2, 2010, the Arkansas Supreme Court affirmed the lower court’s decision to certify the class. On January 6, 2012, the parties agreed in principal to settle the case. On January 11, 2012, the Court ordered the continuation of the trial, previously set to commence on January 17, 2012, pending notice to the class and the Court’s consideration of the agreed-upon settlement.

On March 15, 2011, purported class action litigation was filed against American Income and Torchmark in the District Court for the Northern District of Ohio (Fitzhugh v. American Income Life Insurance Company and Torchmark Corporation, Case No. 1:11-cv-00533). The plaintiff, a formerly independently contracted American Income agent, alleges that American Income intentionally misclassified its agents as independent contractors rather than as employees in order to escape minimum wage and overtime requirements of the Fair Labor Standards Act, as well as to avoid payroll taxes, workers compensation premiums and other benefits required to be provided by employers. Monetary damages in the amount of unpaid compensation plus liquidated damages and/or prejudgment interest as well as injunctive and/or declaratory relief is sought by the plaintiff on behalf of the purported class. On November 3, 2011, the Court granted American Income’s motion to compel arbitration and dismissed the case. Plaintiffs have appealed this decision.

Torchmark subsidiary, United American was named as defendant in purported class action litigation filed on May 31, 2011 in Cross County Arkansas Circuit Court (Kennedy v. United American Insurance Company (Case # CV-2011-84-5). In the litigation, filed on behalf of a proposed nationwide class of owners of certain limited hospital and surgical expense benefit policies from United American, the plaintiff alleged that United American breached the policy by failing and/or refusing to pay benefits for the total number of days an insured is confined to a hospital and by limiting payment to the number of days for which there are incurred hospital room charges rather than also including benefits for services and supplies. Claims for unjust enrichment, breach of contract, bad faith refusal to pay first party benefits, breach of the implied duty of good faith and fair dealing, bad faith, and violation of the Arkansas Deceptive Trade Practices Act were initially asserted. The plaintiff sought declaratory relief, restitution and/or monetary damages, punitive damages, costs and attorneys fees. In September 2011, the plaintiff dismissed all causes of action, except for the breach of contract claim.

On November 14, 2011, plaintiff filed an amended complaint based upon the same facts asserting only breach of contract claims on behalf of a purported nationwide restitution/monetary relief class or, in the first alternative, a purported multiple-state restitution/monetary relief class or, in the second alternative, a purported Arkansas statewide restitution/monetary relief class. Restitution and/or monetary relief for United American’s alleged breaches of contract, costs, attorney’s fees and expenses, expert fees, prejudgment interest and other relief are sought on behalf of the plaintiff and members of the class. On December 7, 2011, United American filed a Motion to Dismiss the plaintiff’s amended complaint and on January 11, 2012, plaintiff filed a response thereto. Discovery has commenced and is ongoing.